OTHER ACCOUNTS PAYABLE AND ACCRUALS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
Employees' salaries and payroll accruals	$ 928	$ 328
Accrued expenses and other	104	184
Other accounts payable and accruals, total	$ 1,032	$ 512